Statement to Certificateholder

	Distribution Information			Deal Information

	1. Distribution Summary			Deal Name:	Residential Funding Mtg Sec I, 2006-S3

	2. Factor Summary			Asset Type:	Mortgage Pass-Through Certificates

	3. Components Information	(Not Applicable)
				Closing Date:	03/30/2006
4. Interest Summary

				First Distribution Date:	04/25/2006

	5. Other Income Detail	(Not Applicable)
				Determination Date:	10/23/2006

	6. Interest Shortfalls, Compensation and Expenses			Distribution Date:	10/25/2006

Record Date:
	7. Prepayment Interest and Basis Risk/Net WAC Shortfall Amounts		(Not Applicable)
				Book-Entry:	09/29/2006

	8. Collateral Summary			Definitive:	09/29/2006

9. Repurchase Information

10. Loan Status Report (Delinquencies)
				Trustee:	Us Bank, Inc.
11. Deal Delinquencies (30 Day Buckets)

				Main Telephone:	651-495-7000
12. Loss Mitigation and Servicing Modifications

GMAC-RFC
13. Losses and Recoveries

				Bond Administrator:	Jocelyn Manilay
	14. Credit Enhancement Report	(Not Applicable)

				Telephone:	818-260-1504
15. Distribution Percentages

				Pool(s) :	40314
	16. Overcollateralization Summary	(Not Applicable)

17. Excess Cash Flow, Overcollateralization Provisions and Derivative Amounts
(Not Applicable)

18. Performance Tests

	19. Lender Paid Mortgage Insurance	(Not Applicable)

20. Comments

10/24/2006	6:54:09PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors			Page 1 of 13

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S3

October 25, 2006

1. Distribution Summary

Class	CUSIP		Original Face Value	Beginning Notional / Principal Balance	Pass - Through Rate	Principal Distribution	Interest Distribution	Total Distribution (3) + (4) = (5)	Principal Loss	Interest Loss	Deferred Interest	Ending Notional/ Principal Balance (1)-(3)-(6)+(8)=(9)

				(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)

A-1	76111XN74	76,950,000.00		75,094,663.25	5.50000000	434,049.92	344,183.87	778,233.79	0.00	0.00	0.00	74,660,613.33

A-2	76111XN82	13,664,000.00		13,664,000.00	5.50000000	0.00	62,626.67	62,626.67	0.00	0.00	0.00	13,664,000.00

A-3	76111XN90	7,500,000.00		7,708,624.55	5.50000000	0.00	0.00	0.00	0.00	0.00	35,331.19	7,743,955.74

A-4	76111XP23	26,600,000.00		26,600,000.00	5.50000000	0.00	121,916.67	121,916.67	0.00	0.00	0.00	26,600,000.00

A-5	76111XP31	41,136,000.00		40,940,680.74	5.50000000	33,075.79	187,644.79	220,720.58	0.00	0.00	0.00	40,907,604.95

A-6	76111XP49	7,000,000.00		4,188,834.01	5.50000000	1,627,399.08	0.00	1,627,399.08	0.00	0.00	19,198.82	2,580,633.75

A-7	76111XP56	117,000,000.00		112,348,393.38	5.50000000	2,039,297.33	514,930.14	2,554,227.47	0.00	0.00	0.00	110,309,096.05

A-8	76111XP64	18,750,000.00		18,459,316.46	5.50000000	49,228.13	84,605.20	133,833.33	0.00	0.00	0.00	18,410,088.33

A-9	76111XP72	10,450,000.00		10,740,683.54	5.50000000	0.00	0.00	0.00	0.00	0.00	49,228.13	10,789,911.67

A-10	76111XP80	5,895,000.00		5,895,000.00	5.50000000	0.00	27,018.75	27,018.75	0.00	0.00	0.00	5,895,000.00

A-P	76111XP98	163,797.14		162,494.80	0.00000000	227.13	0.00	227.13	0.00	0.00	0.00	162,267.67

			1	1									1
A-V	76111XQ22	337,775,843.62		328,415,555.78	0.53736502	0.00	147,065.86	147,065.86	0.00	0.00	0.00	324,326,851.90

R	76111XQ30	100.00		0.00	5.50000000	0.00	0.00	0.00	0.00	0.00	0.00	0.00

M-1	76111XQ48	7,262,200.00		7,231,194.10	5.50000000	5,265.74	33,142.97	38,408.71	0.00	0.00	0.00	7,225,928.36

M-2	76111XQ55	2,026,700.00		2,018,047.02	5.50000000	1,469.53	9,249.38	10,718.91	0.00	0.00	0.00	2,016,577.49

M-3	76111XQ63	1,351,200.00		1,345,431.06	5.50000000	979.74	6,166.56	7,146.30	0.00	0.00	0.00	1,344,451.32

B-1	76111XQ71	675,600.00		672,715.53	5.50000000	489.87	3,083.28	3,573.15	0.00	0.00	0.00	672,225.66

B-2	76111XQ89	675,600.00		672,715.53	5.50000000	489.87	3,083.28	3,573.15	0.00	0.00	0.00	672,225.66

B-3	76111XQ97	675,646.48		672,761.81	5.50000000	489.90	3,083.49	3,573.39	0.00	0.00	0.00	672,271.91

Deal Totals		337,775,843.62		328,415,555.78		4,192,462.03	1,547,800.91	5,740,262.94	0.00	0.00	103,758.14	324,326,851.89

1.Notional Balance

10/24/2006	6:54:09PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 2 of 13

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S3

October 25, 2006

2. Factor Summary
Amount /Original Amount per $1000 unit)

Class	CUSIP	Beginning Notional/ Principal Balance Factor	Principal Distribution Factor	Interest Distribution Factor	Total Distribution Factor	Deferred Interest Factor	Interest Shortfall Factor	Ending Notional/ Principal Balance Factor

A-1	76111XN74	975.88906108	5.64067472	4.47282482	10.11349955	0.00000000	0.00000000	970.24838635

A-2	76111XN82	1,000.00000000	0.00000000	4.58333358	4.58333358	0.00000000	0.00000000	1,000.00000000

A-3	76111XN90	1,027.81660667	0.00000000	0.00000000	0.00000000	4.71082533	0.00000000	1,032.52743200

A-4	76111XP23	1,000.00000000	0.00000000	4.58333346	4.58333346	0.00000000	0.00000000	1,000.00000000

A-5	76111XP31	995.25186552	0.80405946	4.56157113	5.36563059	0.00000000	0.00000000	994.44780606

A-6	76111XP49	598.40485857	232.48558286	0.00000000	232.48558286	2.74268857	0.00000000	368.66196429

A-7	76111XP56	960.24267846	17.42989171	4.40111231	21.83100402	0.00000000	0.00000000	942.81278675

A-8	76111XP64	984.49687787	2.62550027	4.51227733	7.13777760	0.00000000	0.00000000	981.87137760

A-9	76111XP72	1,027.81660670	0.00000000	0.00000000	0.00000000	4.71082584	0.00000000	1,032.52743254

A-10	76111XP80	1,000.00000000	0.00000000	4.58333333	4.58333333	0.00000000	0.00000000	1,000.00000000

A-P	76111XP98	992.04906752	1.38665425	0.00000000	1.38665425	0.00000000	0.00000000	990.66241328

A-V	76111XQ22	972.28846285	0.00000000	0.43539484	0.43539484	0.00000000	0.00000000	960.18367810

R	76111XQ30	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

M-1	76111XQ48	995.73050866	0.72508882	4.56376442	5.28885324	0.00000000	0.00000000	995.00541985

M-2	76111XQ55	995.73050772	0.72508511	4.56376375	5.28884887	0.00000000	0.00000000	995.00542261

M-3	76111XQ63	995.73050622	0.72508881	4.56376554	5.28885435	0.00000000	0.00000000	995.00541741

B-1	76111XQ71	995.73050622	0.72508881	4.56376554	5.28885435	0.00000000	0.00000000	995.00541741

B-2	76111XQ89	995.73050622	0.72508881	4.56376554	5.28885435	0.00000000	0.00000000	995.00541741

B-3	76111XQ97	995.73050392	0.72508333	4.56376240	5.28884573	0.00000000	0.00000000	995.00542059

Deal Factor :	96.01836781%

10/24/2006	6:54:09PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 3 of 13

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S3

October 25, 2006

4. Interest Summary
The following section only reports information for classes that have accrued interest for this distribution.

Class	Accrual Period		Accrual Methodology	Beginning Notional/Principal Balance		Pass- Through Rate	Optimal Interest	Interest Loss	Deferred Interest	Interest Shortfall Amount	Other Income	Interest Distribution (1)-(2)-(3)- (4)+(5)=(6)	Accrued Certificate Interest Remaining Unpaid

	Start	End					(1)	(2)	(3)	(4)	(5)	(6)
A-1	09/01/2006	09/30/2006	30/360	75,094,663.25		5.50000000	344,183.87	0.00	0.00	0.00	0.00	344,183.87	0.00

A-2	09/01/2006	09/30/2006	30/360	13,664,000.00		5.50000000	62,626.67	0.00	0.00	0.00	0.00	62,626.67	0.00

A-3	09/01/2006	09/30/2006	30/360	7,708,624.55		5.50000000	35,331.20	0.00	35,331.19	0.00	0.00	0.00	0.00

A-4	09/01/2006	09/30/2006	30/360	26,600,000.00		5.50000000	121,916.67	0.00	0.00	0.00	0.00	121,916.67	0.00

A-5	09/01/2006	09/30/2006	30/360	40,940,680.74		5.50000000	187,644.79	0.00	0.00	0.00	0.00	187,644.79	0.00

A-6	09/01/2006	09/30/2006	30/360	4,188,834.01		5.50000000	19,198.82	0.00	19,198.82	0.00	0.00	0.00	0.00

A-7	09/01/2006	09/30/2006	30/360	112,348,393.38		5.50000000	514,930.14	0.00	0.00	0.00	0.00	514,930.14	0.00

A-8	09/01/2006	09/30/2006	30/360	18,459,316.46		5.50000000	84,605.20	0.00	0.00	0.00	0.00	84,605.20	0.00

A-9	09/01/2006	09/30/2006	30/360	10,740,683.54		5.50000000	49,228.13	0.00	49,228.13	0.00	0.00	0.00	0.00

A-10	09/01/2006	09/30/2006	30/360	5,895,000.00		5.50000000	27,018.75	0.00	0.00	0.00	0.00	27,018.75	0.00

A-V	09/01/2006	09/30/2006	30/360	328,415,555.78	1	0.53736502	147,065.86	0.00	0.00	0.00	0.00	147,065.86	0.00

M-1	09/01/2006	09/30/2006	30/360	7,231,194.10		5.50000000	33,142.97	0.00	0.00	0.00	0.00	33,142.97	0.00

M-2	09/01/2006	09/30/2006	30/360	2,018,047.02		5.50000000	9,249.38	0.00	0.00	0.00	0.00	9,249.38	0.00

M-3	09/01/2006	09/30/2006	30/360	1,345,431.06		5.50000000	6,166.56	0.00	0.00	0.00	0.00	6,166.56	0.00

B-1	09/01/2006	09/30/2006	30/360	672,715.53		5.50000000	3,083.28	0.00	0.00	0.00	0.00	3,083.28	0.00

B-2	09/01/2006	09/30/2006	30/360	672,715.53		5.50000000	3,083.28	0.00	0.00	0.00	0.00	3,083.28	0.00

B-3	09/01/2006	09/30/2006	30/360	672,761.81		5.50000000	3,083.49	0.00	0.00	0.00	0.00	3,083.49	0.00

Deal Totals				328,253,060.98			1,651,559.06	0.00	103,758.14	0.00	0.00	1,547,800.91	0.00

1.Notional Balance

10/24/2006	6:54:09PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 4 of 13

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S3

October 25, 2006

6. Interest Shortfalls, Compensation and Expenses

	Current Prepayment Interest Shortfall Amount	Compensating Interest	Net Prepayment Interest Shortfall Amount (1) - (2)=(3)	Civil Relief Act	Civil Relief Act	Compensation		Advances		Allowable Expenses per	Non - Recoverable Advances

	(1)	(2)	(3)			Subservicer	Master	Subservicer	Master

Deal Totals	1,787.79	1,787.79	0.00	0	0.00	68,507.69	20,087.70	34,872.88	0.00	0.00	0.00

8. Collateral Summary

A. Loan Count and Balances

	Original Loan Count/ Scheduled Principal Balance		Beginning Loan Count/ Scheduled Principal Balance		Curtailments		Payoffs		Total Repurchases		Principal Portion of Losses		Ending Loan Count/ Scheduled Principal Balance

	Count	Balance	Count	Balance	Count	Amount	Count	Amount	Count	Amount	Count	Amount	Count	Balance

Deal Totals	717	337,775,843.62	704	328,415,555.78	129	37,903.29	8	3,811,591.10	0	0.00	0	0.00	696	324,326,851.90

B. Weighted Averages

	Beginning Weighted Average Gross Mortgage Rate	Ending Weighted Average Gross Mortgage Rate	Ending Weighted Average Remaining Amortization Term	Ending Weighted Average Months to Maturity	Beginning Weighted Average Net Mortgage	Ending Weighted Average Net Mortgage	Beginning Weighted Average Unmodified Net Mortgage	Net Weighted Average Cap Rate	Weighted Average Net Rate

Deal Totals
	6.36377443	6.36382042	351.67	351.25	6.03464373	6.03469944	6.03464373	N/A	N/A

C. Constant Prepayment Rate

	1 Month CPR		3 Month CPR	6 Month CPR		12 Month CPR	Life CPR

Deal Totals	13.20%		8.36%	6.56%			5.92%

10/24/2006	6:54:09PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 5 of 13

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S3

October 25, 2006

9. Repurchases

		Breaches Of Representations	ARM Conversions	Optional Repurchases of Defaulted Loans	Others	Total (1)+(2)+(3)+(4)=(5)
		(1)	(2)	(3)	(4)	(5)

	Count	0	0	0	0	0
Deal Totals

	Scheduled Balance	0.00	0.00	0.00	0.00	0.00

	10. Loan Status Report
				Delinquency Calculation Method: Mortgage Bankers Association

		Current / Delinquent		Bankruptcy		Foreclosure		REO				Total
	Deal Totals

		Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Actual Balance	Count	Scheduled Balance

	Current	683	318,447,043.52	0	0.00	0	0.00	0	0.00	0.00	683	318,447,043.52

	30 days	7	3,669,368.58	0	0.00	0	0.00	0	0.00	0.00	7	3,669,368.58

	60 days	5	1,796,186.87	0	0.00	1	414,252.93	0	0.00	0.00	6	2,210,439.80

	90 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

	120 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

	150 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

	180 days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

	181+ days	0	0.00	0	0.00	0	0.00	0	0.00	0.00	0	0.00

	Total	695	323,912,598.97	0	0.00	1	414,252.93	0	0.00	0.00	696	324,326,851.90

	Current	98.13%	98.19%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	98.13%	98.19%

	30 days	1.01%	1.13%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	1.01%	1.13%

	60 days	0.72%	0.55%	0.00%	0.00%	0.14%	0.13%	0.00%	0.00%	0.00%	0.86%	0.68%

	90 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

	120 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

	150 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

	180 days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

	181+ days	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

	Total	99.86%	99.87%	0.00%	0.00%	0.14%	0.13%	0.00%	0.00%	0.00%	100.00%	100.00%

NOTE: Loans with both a Bankruptcy and Foreclosure status were

10/24/2006	6:54:09PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 6 of 13

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S3

October 25, 2006

11. Delinquency Data

	Totals			Totals			Totals			Totals			Totals
	Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance		Count % Count	Balance % Balance

	7	3,669,368.58		0	0.00		0	0.00		0	0.00		0	0.00
1 Month			13 Months			25 Months			37 Months			49 Months

	1.01%	1.13%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	6	2,210,439.80		0	0.00		0	0.00		0	0.00		0	0.00
2 Months			14 Months			26 Months			38 Months			50 Months

	0.86%	0.68%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
3 Months			15 Months			27 Months			39 Months			51 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
4 Months			16 Months			28 Months			40 Months			52 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
5 Months			17 Months			29 Months			41 Months			53 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
6 Months			18 Months			30 Months			42 Months			54 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
7 Months			19 Months			31 Months			43 Months			55 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

										0	0.00
	0	0.00		0	0.00		0	0.00					0	0.00

8 Months			20 Months			32 Months			44 Months			56 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
9 Months			21 Months			33 Months			45 Months			57 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
10 Months			22 Months			34 Months			46 Months			58 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

								0.00			0.00
	0	0.00		0	0.00		0			0			0	0.00

11 Months			23 Months			35 Months			47 Months			59 Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

	0	0.00		0	0.00		0	0.00		0	0.00		0	0.00
12 Months			24 Months			36 Months			48 Months			60+ Months

	0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%		0.00%	0.00%

10/24/2006	6:54:09PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 7 of 13

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S3

October 25, 2006

12. Loss Mitigation and Servicing Modifications

		Current		1 Payment		2 Payments		3+ Payments		Foreclosure		REO		Total

	Modification Type	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance

	Capitalizations	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

Deal Totals
	Other
		0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00

			Payoffs							Repurchases				Liquidations					Total

		Current Month				Cumulative				Current Month		Cumulative		Current Month		Cumulative			Current Month		Cumulative
Modification Type

		Count		Scheduled Balance		Count	Scheduled Balance		Count		Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count	Scheduled Balance	Count		Scheduled Balance	Count	Scheduled Balance

Deal Totals	Capitalizations		0	0.00		0		0.00		0	0.00	0	0.00	0	0.00	0	0.00	0		0.00	0		0.00

	Other Modifications

		0	0.00		0		0.00		0	0.00	0	0.00	0	0.00	0		0.00	0	0.00	0		0.00

10/24/2006	6:54:09PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 8 of 13

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S3

October 25, 2006

13. Losses and Recoveries
A. Current Cycle Realized Losses

	Current Period Realized Losses	Liquidations	Charge-Offs	Servicing Modifications	Bankruptcy Losses	Total

	Loss Count	0	0	0	0	0

	Beginning Aggregate Scheduled Balance	0.00	0.00	0.00	0.00	0.00
Deal Totals

	Principal Portion of Loss	0.00	0.00	0.00	0.00	0.00

	Interest Portion of Loss	0.00	0.00	0.00	0.00	0.00

	Total Realized Loss	0.00	0.00	0.00	0.00	0.00

B. Cumulative Realized Losses

	Cumulative Realized Losses	Liquidations	Charge-Offs	Servicing Modifications	Bankruptcy Losses	Total

Deal Totals	Loss Count	0	0	0	0	0

	Total Realized Loss	0.00	0.00	0.00	0.00	0.00

C. Subsequent Recoveries

	Subsequent Recoveries	Current Period		Cumulative

	Subsequent Recoveries Count		0	0

	Subsequent Recoveries		0.00	0.00
Deal Totals

	Net Loss 1		0.00	0.00

	Net Loss % 2		0.00%	0.00%

1 Total Realized Loss less Subsequent Recoveries
2 Net Loss % of Original Balance

10/24/2006	6:54:09PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 9 of 13

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S3

October 25, 2006

D. Default Percentages

Default Loss Percentage	1 Month	3 Months	6 Months	12 Months	Life of Deal

Monthly Default Rate	0.00%	0.00%	0.00%		0.00%

Constant Default Rate	0.00%	0.00%	0.00%		0.00%

1-Month MDR (Current Month) = SUM(Beginning Scheduled balances of liquidating loans) / [SUM(Beginning Scheduled loan balances)- SUM(Scheduled Principal payments)]
m-Month = 3, 6, 12, months or the life of deal to date
m-Month MDR(over m months in period where n is current month)= 1-[(1-MDRn-m+1) * (1-MDRn-m+2) *.* (1-MDR n-1) * (1-MDRn)]^(1/m)
CDRm = 1- [(1- MDRm)^12],where m is number of months in period

E. Special Hazard, Fraud Loss, and Bankruptcy

	Special Hazard Amount	Fraud Loss Amount	Bankruptcy Amount

Deal Totals	3,916,369.00	3,377,758.00	100,000.00

10/24/2006	6:54:09PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 10 of 13

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S3

October 25, 2006

15. Distribution Percentages

	Beginning Current Super	Beginning Current	Beginning Current	Beginning Current Senior

	0.00000000%	0.00000000%	96.15757885%	100.00000000%

	Ending Percentage

M-1	2.22909248%

M-2	0.62208445%

M-3	0.41474343%

Class M Total:	3.26592036%

B-1	0.20737172%

B-2	0.20737172%

B-3	0.20738598%

Class B Total:	0.62212942%

10/24/2006	6:54:09PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 11 of 13

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S3

October 25, 2006

18. Performance Tests

Current Distribution Date >= Target Distribution

Current Distribution Date >= Target Distribution Date	False

Current Senior Pct > Initial Senior Percent

Current Senior Percentage > Original Senior Percentage	False

60+ Dlq Avg Loan Balance / Subordinate Balance

Dlq Average Loan Balance / Class M and B balance Test	True

60+ Dlq Avg Loan Balance <= 2% of Pool Balance

Dlq Average Loan Balance Test	True

Sub Balance Test OR 2% Delinquency Test

Dlq Balance Test	True

Aggregate Realized Loss Pct < Scheduled Loss Pct

Aggregate Realized Loss Test	True

Sr. Accel. % Trigger - 1st Trigger Event

1st Senior Accelerated Stepdown Test	True

60+ Dlq Avg Loan Balance <= 4% of Avg Pool Balance

2nd 60+ Delinquent Average Loan Balance Test	True

Aggregate Realized Loss Pct < Scheduled Loss Pct

Aggregate Realized Loss Percentage < 2nd Scheduled Loss Percentage	True

Sr. Accel. % Trigger - 2nd Trigger Event

2nd Senior Accelerated Stepdown Test	True

60+ Delinq Balance OR Aggregate Loss Test

1st or 2nd Sr. Accel Stepdown Test	True

Senior Accelerated Stepdown Date and Trigger Event

Senior Accelerated Stepdown Trigger in effect?	False

M-2, M-3, B-1, B-2, B-3 BegBal/PoolBal

Class M-2 Prepayment Distribution Trigger	False

10/24/2006	6:54:09PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 12 of 13

Statement to Certificateholder

Residential Funding Mtg Sec I, 2006-S3

October 25, 2006

M-3, B-1, B-2, B-3 BegBal/PoolBal

Class M-3 Prepayment Distribution Trigger	False

B-1, B-2, B-3 BegBal/PoolBal

Class B-1 Prepayment Distribution Trigger	False

B-2, B-3 BegBal/PoolBal

Class B-2 Prepayment Distribution Trigger	False

B-3 BegBal/PoolBal

Class B-3 Prepayment Distribution Trigger	False

20. Comments

Comments:	Effective October 6, 2006, Residential Funding Corporation, the Master Servicer and Sponsor, changed its name to Residential Funding Company, LLC and converted from a Delaware corporation to a
Delaware limited liability company, and HomeComings Financial Network, Inc., a Subservicer, changed its name to HomeComings Financial, LLC and converted from a Delaware corporation to a Delaware limited liability company.

ERISA Text:	Each beneficial owner of any Certificate (or any interest therein) which provides credit enhancement for any other Certificate and is available in book-entry form, including any such

Class M Certificate, shall be deemed to have represented, by virtue of its acquisition or holding of such Certificate (or interest therein), that either: a) it is not an employee benefit or other plan subject to the prohibited transaction provision of the Employee Retirement Income Security Act of 1974, as amended('ERISA'), or Section 4975 of the Internal Revenue
Code of 1986, as amended (a 'Plan'), or any other person (including an investment manager, a named fiduciary or a trustee of any Plan) acting, directly or indirectly, on behalf of purchasing any Certificate with 'plan assets' of any Plan; or b) (i) the transferee is an insurance company, (ii) the source of funds to be used by it to purchase the Certificates is an
'insurance company general account' (within the meaning of Department of Labor Prohibited Transaction Class Exemption ('PTCE') 95-60), and (iii) the conditions set forth in
Section I and III of PTCE 95-60 have been satisfied. Any purported beneficial owner of any such book-entry Certificate (or interest therein) to whom either (a) or (b) above does not apply shall indemnify and hold harmless the Company, the Trustee, the Master Servicer, any Subservicer, and the Trust Fund from and against any and all liabilities, claim, cost or expenses incurred by such parties as a result of its acquisition or holding of such Certificate.

10/24/2006	6:54:09PM	GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Page 13 of 13

Statement To Certificateholder

Residential Funding Mortgage Securities I, 2006-S3

October 25, 2006

Cash Flow Received and Uses of Funds

Cash Flow Received	Amount

Principal and Interest Payments	5,758,562.85
Prepayment Premium	0.00
Liquidation and Insurance Proceeds	0.00
Subsequent Recoveries	0.00
Repurchase Proceeds	0.00
Other Deposits/Adjustments (including Derivative Payment)	1,787.79
Total Deposits	5,760,350.64

Uses of Funds	Amount

Transfer to Certificate Account	5,740,262.94
Reimbursed Advances and Expenses	0.00
Master Servicing Compensation	20,087.70
Derivative Payment	N/A
Total Withdrawals	5,760,350.64

Ending Balance	0.00

GMAC-RFC, 2255 North Ontario Street, Suite 400, Burbank, CA 91504, 818.260.1400, www.gmacrfc.com/investors	Appendix A